Segment Information - Summary of Geographic Information by Revenue from External Customers and Non-Current Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue	[1]	23,746	24,082	18,879
Non-current assets		31,810	31,926	31,671
UK [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue		19,687	19,421	14,814
Non-current assets		28,843	28,818	28,583
Europe, Middle East and Africa, Excluding the UK [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue		2,489	2,841	2,442
Non-current assets		2,527	2,535	2,349
Asia Pacific [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue		574	672	612
Non-current assets		109	149	191
Americas [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue		996	1,148	1,011
Non-current assets		£ 331	£ 424	£ 548

[1]	Before specific items.